Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Research & Development Expenses	$ 396,567	$ 992,896	$ 758,376	$ 1,743,431	$ 3,216,933	$ 3,291,417
General & Administrative	383,233	522,477	651,656	819,974	1,120,560	1,153,672
Licensing					5,154	1,210
Loss from Operations	(779,800)	(1,515,373)	(1,410,032)	(2,563,405)	(4,342,647)	(4,446,299)
OTHER INCOME/EXPENSE
Interest Income	1		1	1	2
Interest Expense	(777,681)	(989,684)	(1,606,441)	(1,788,622)	(3,448,939)	(1,808,386)
Total Other Expense	(777,680)	(989,684)	(1,606,440)	(1,788,621)	(3,448,937)	(1,808,386)
NET LOSS	(1,557,480)	(2,505,057)	(3,016,472)	(4,352,026)	(7,791,584)	(6,254,685)
Cumulative Series A Preferred Stock Dividend Requirement		(31,250)	(31,250)	(62,500)	(125,000)	(125,000)
NET LOSS available to common shareholders	$ (1,557,480)	$ (2,536,307)	$ (3,047,722)	$ (4,414,526)	$ (7,916,584)	$ (6,379,685)
Basic Weighted Average Common Shares Outstanding (in Shares)	5,991,041	5,340,000	5,847,955	5,340,000
Diluted Weighted Average Common Shares Outstanding (in Shares)	5,991,041	5,340,000	5,847,955	5,340,000
Basic Loss per Common Share Outstanding (in Dollars per share)	$ (0.26)	$ (0.47)	$ (0.52)	$ (0.83)
Diluted Loss per Common Share Outstanding (in Dollars per share)	$ (0.26)	$ (0.47)	$ (0.52)	$ (0.83)
Class A
OTHER INCOME/EXPENSE
Basic Weighted Average Common Shares Outstanding (in Shares)					5,340,000	4,990,000
Diluted Weighted Average Common Shares Outstanding (in Shares)					5,340,000	4,990,000
Basic Loss per Common Share Outstanding (in Dollars per share)					$ (1.48)	$ (1.28)
Diluted Loss per Common Share Outstanding (in Dollars per share)					$ (1.48)	$ (1.28)